Leasing Arrangements－Lessee (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leasing arrangements lessee [Abstract]
Right-of-use assets	$ 0	$ 121,312
Total cash outflow for leases	$ 124,597	$ 42,074	$ 44,461